Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax loss carryforwards [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 42,094,000	$ 39,318,000	$ 37,728,000
Exploration and evaluation assets [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	1,485,000	2,137,000	10,022,960
Other [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 10,425,000	$ 11,371,000	$ 8,385,770